UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    MC CULLOUGH & ASSOCIATES LLC
Address: 101 CALIFORNIA ST., SUITE 3260
         SAN FRANCISCO, CA 94111



13F File Number: 728-03629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    LEON A. WIATRAK
Title:   MANAGER______
Phone:   415-956-8700
Signature, Place, and Date of Signing:

LEON A. WIATRAK, SAN FRANCISCO CA.       11/22/2010__


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      28
Form 13F Information Table Value Total:        $99,659


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T INC                       COM              00206R102     5653   197650 SH       SOLE                   197650        0        0
AMERICAN ELECTRIC POWER CO INC COM              025537101     3084    85110 SH       SOLE                    85110        0        0
CAPSTEAD MORTGAGE CORP         COM              14067E506     4045   372155 SH       SOLE                   372155        0        0
CONOCOPHILLIPS                 COM              20825C104     4585    79835 SH       SOLE                    79835        0        0
CONSOLIDATED EDISON INC        COM              209115104     4055    84100 SH       SOLE                    84100        0        0
DUPONT DE NEMOUR               COM              263534109     5818   130400 SH       SOLE                   130400        0        0
ENCANA CORP                    COM              292505104     2475    81870 SH       SOLE                    81870        0        0
EXXON MOBIL CORP               COM              30231G102     1896    30680 SH       SOLE                    30680        0        0
FRANKLIN RESOURCES INC         COM              354613101      748     7000 SH       SOLE                     7000        0        0
FREEPORT MCMORAN               COM              35671D857     3627    42470 SH       SOLE                    42470        0        0
GENERAL ELECTRIC CO            COM              369604103     5165   317855 SH       SOLE                   317855        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     4313    29833 SH       SOLE                    29833        0        0
HEWLETT PACKARD CORP           COM              428236103     4033    95870 SH       SOLE                    95870        0        0
JOHNSON & JOHNSON              COM              478160104     5006    80790 SH       SOLE                    80790        0        0
MICROSOFT CORP                 COM              594918104      729    29775 SH       SOLE                    29775        0        0
NATURAL RESOURCES PARTNERS LP  COM              63900P103     1270    47425 SH       SOLE                    47425        0        0
PENGROWTH ENERGY TRUST         COM              706902509     4326   391100 SH       SOLE                   391100        0        0
PENN WEST ENERGY TRUST         COM              707885109     2719   135460 SH       SOLE                   135460        0        0
PEPSICO INC                    COM              713448108     4780    71950 SH       SOLE                    71950        0        0
PERMIAN BASIN ROYALTY          COM              714236106     4407   223500 SH       SOLE                   223500        0        0
PFIZER INC                     COM              717081103      573    33375 SH       SOLE                    33375        0        0
PITNEY BOWES INC.              COM              724479100      444    20785 SH       SOLE                    20785        0        0
UNITED PARCEL SERVICE INC.     COM              911312106     3791    56845 SH       SOLE                    56845        0        0
VISA INC.                      COM              92826C839     4040    54410 SH       SOLE                    54410        0        0
WELLS FARGO & CO (NEW)         COM              949746101     4364   173750 SH       SOLE                   173750        0        0
WINDSTREAM CORP                COM              97381W104     5692   463275 SH       SOLE                   463275        0        0
NORDIC AMERICAN TANKER         COM              G65773106     4443   166030 SH       SOLE                   166030        0        0
DIANA SHIPPING, INC.           COM              Y2066G104     3578   281765 SH       SOLE                   281765        0        0